SPDR® Index Shares Funds

SPDR Solactive Hong Kong ETF

(the “Fund”)

Supplement dated October 9, 2018 to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) each dated September 17, 2018

Effective October 11, 2018, the number of Fund Shares required for a Creation Unit of the Fund has changed from 50,000 to 25,000. As a result, as of the Effective Date, all references in the Summary Prospectus, Prospectus and SAI to the number of Fund Shares required for a Creation Unit of the Fund are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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